Lease Liabilities and Commitment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease Liabilities and Commitment [Abstract]
Lease terms	2 years
Cash outflow for leases	€ 23,686	€ 41,696